Convertible Preferred Stock and Stockholders' Deficit - Summary of Company's Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Redeemable Convertible Preferred Stock And Stockholders Equity [Abstract]
Shares Beginning Outstanding				40,251,144	30,738,629	30,738,629
Granted				450,000		12,507,500
Exercised	0	(160,000)	(782,300)	(160,000)	(978,184)	(1,153,184)	0
Cancelled				(346,563)		(1,841,801)
Shares Ending Outstanding	30,738,629	40,194,581		40,194,581		40,251,144	30,738,629
Vested and exercisable Shares		28,704,052		28,704,052		27,039,366
Beginning of Weighted- Average Exercise Price outstanding				$ 0.14	$ 0.11	$ 0.11
Granted				0.23		0.18
Exercised				0.09		0.09
Cancelled				0.13		0.13
Ending of Weighted- Average Exercise Price outstanding	$ 0.11	$ 0.14		0.14		0.14	$ 0.11
Vested and exercisable		$ 0.11		$ 0.11		$ 0.11
Weighted- Average Remaining Contractual Term - Outstanding at December 31, 2019				6 years 1 month 6 days		6 years 7 months 6 days	6 years 3 months 18 days
Granted				9 years 7 months 6 days		9 years 6 months
Exercised				4 years 6 months		4 years 7 months 6 days
Cancelled				7 years 4 months 24 days		6 years 4 months 24 days
Vested and exercisable at December 31, 2020				5 years		5 years 3 months 18 days
Aggregate Intrinsic Value - Outstanding at December 31, 2019				$ 3,806	$ 738	$ 738
Aggregate Intrinsic Value - Outstanding at December 31, 2020	$ 738	$ 21,033		21,033		3,806	$ 738
Vested and exercisable at December 31, 2020		$ 15,669		$ 15,669		$ 3,192